Share-based payments - Charges for Share-based Incentive Plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of share based payments [abstract]
Share-based payments	£ 140.1	£ 122.0	£ 99.6